EXETER FUND, INC.

                      SUPPLEMENT DATED MAY 14, 2001, TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2001


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH
THE  STATEMENT  OF  ADDITIONAL  INFORMATION.
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Item number 21 under the section entitled, "Investment Restrictions," is deleted and  replaced  with  the  following  paragraph:

21. The Fund will not (except for the PureMarkSM Series) purchase securities of any company which has (with predecessors) a record of less than three years continuous operation if as a result more than 5% of the series' assets would be invested in securities of such companies.

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The  Statement  of  Additional  Information  is  hereby  amended  to reflect the addition  of  this  information.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE